Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
REVENUES, NET
Total revenues	$ 27,967,081	$ 22,283,171
COSTS OF REVENUES
Total cost of revenues	24,268,344	22,265,782
GROSS PROFIT	3,698,737	17,389
OPERATING EXPENSES
Selling expenses	495,385	361,679
General and administrative expenses	3,116,148	4,212,561
Research and development expenses	754,331	847,852
Total operating expenses	4,365,864	5,422,092
LOSS FROM OPERATIONS	(667,127)	(5,404,703)
OTHER INCOME (EXPENSES)
Investment income	47,467	84,295
Interest expense	(2,217,089)	(918,199)
Other (expense) income, net	(3,258)	217,635
Total other expenses, net	(2,172,880)	(616,269)
LOSS BEFORE INCOME TAXES	(2,840,007)	(6,020,972)
Income taxes provision	139	19,263
NET LOSS	(2,840,146)	(6,040,235)
Less: net loss attributable to non-controlling interests	(1,583,086)	(1,588,773)
NET LOSS ATTRIBUTABLE TO SUNRISE NEW ENERGY CO., LTD. ORDINARY SHAREHOLDERS	(1,257,060)	(4,451,462)
OTHER COMPREHENSIVE LOSS
Foreign currency translation adjustment	473,452	(949,445)
TOTAL COMPREHENSIVE LOSS	(2,366,694)	(6,989,680)
Less: comprehensive loss attributable to non-controlling interest	(1,326,322)	(1,966,673)
COMPREHENSIVE LOSS ATTRIBUTABLE TO ORIDNARY SHAREHOLDERS OF SUNRISE NEW ENERGY CO., LTD.	$ (1,040,372)	$ (5,023,007)
LOSS PER SHARE
Basic - Class A and Class B ordinary shares (in Dollars per share)	$ (0.05)	$ (0.21)
Diluted - Class A and Class B ordinary shares (in Dollars per share)	$ (0.05)	$ (0.21)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING
Basic - Class A and Class B ordinary shares (in Shares)	26,986,950	26,141,350
Diluted - Class A and Class B ordinary shares (in Shares)	26,986,950	26,141,350
Products
REVENUES, NET
Total revenues	$ 27,907,475	$ 21,561,285
COSTS OF REVENUES
Total cost of revenues	24,262,266	21,984,752
Services
REVENUES, NET
Total revenues	59,606	721,886
COSTS OF REVENUES
Total cost of revenues	$ 6,078	$ 281,030